Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 01, 2017
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

MassMutual Select Overseas Fund

Supplement dated December 4, 2017 to the

Prospectus dated February 1, 2017 and the

Summary Prospectus dated February 1, 2017

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements. This supplement replaces the supplement dated December 1, 2017.

Effective on or about December 15, 2017, J. P. Morgan Investment Management Inc. (“J.P. Morgan”) will be removed as co-Subadviser to the Overseas Fund. All references to J.P. Morgan in the Prospectus will, therefore, be deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Select Overseas Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

MassMutual Select Overseas Fund

Supplement dated December 4, 2017 to the

Prospectus dated February 1, 2017 and the

Summary Prospectus dated February 1, 2017

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements. This supplement replaces the supplement dated December 1, 2017.

Effective on or about December 15, 2017, J. P. Morgan Investment Management Inc. (“J.P. Morgan”) will be removed as co-Subadviser to the Overseas Fund. All references to J.P. Morgan in the Prospectus will, therefore, be deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE